Document and Entity Information	3 Months Ended
	Mar. 31, 2013	May 01, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	SOLIGENIX, INC.
Entity Central Index Key	0000812796
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		12,231,492